(ICON)

Prudential
Pacific
Growth
Fund, Inc.

SEMI
ANNUAL
REPORT

April 30, 1998

(LOGO)

Prudential Pacific Growth Fund, Inc.

Performance At A Glance.

Pacific stock markets were turbulent over the six months ended
April 30, 1998; economies slowed -- some to recession levels -- as countries began the process of financial and industrial restructuring.
The Fund's new managers assumed control in October, while the region continued to change dramatically. We refocused our holdings to areas relatively buffered from the downturn and took steps to reduce its impact on our performance.
Although our return for
the period was negative, nonetheless it was better than the average
Lipper Pacific Region Fund's return. Our substantial cash position, forward currency contracts, and new investments in Taiwan and
India helped.

Cumulative Total Returns1
As of 4/30/98
                                 Six
One       Five         Since
                               Months
Year      Years      Inception2
Class A                        -8.38%    -
28.09%    -9.14%        18.65%
Class B                        -8.68     -
28.58    -12.29         13.84
Class C                        -8.68     -
28.58      N/A         -32.83
Class Z                        -8.23     -
27.90      N/A         -30.49
Lipper Pac. Region Fund Avg3   -9.10     -
23.41     -4.25          ***

Average Annual Total Returns1
As of 3/31/98
              One      Five       Since
              Year     Years    Inception2
Class A      -29.75%   -0.65%     2.68%
Class B      -31.48    -0.52      2.72
Class C      -27.48     N/A      -9.52
Class Z      -25.81     N/A     -14.80

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for six years for Class B shares.
Class C shares have a
1% CDSC for one year. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: Class A and Class B,
7/24/92; Class C, 8/1/94;
Class Z, 3/1/96.

3Lipper returns are for all funds in each share class for the six-month, 1-, and 5-year periods.

***Lipper Since Inception returns are 23.82% for Classes A and
B, -29.24% for Class C, and -28.54% for Class
Z for all funds
in each share class.

How Investments Compared.
(As of 4/30/98)
   (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Toru Komatsu, and Dave Descalzi,
(PICTURE)
Fund Managers.

Portfolio
Managers' Report

The Prudential Pacific Growth Fund invests primarily in stocks of companies in the Pacific Basin, selecting a diversified portfolio aimed at long-term growth of capital. Steve
Auth, head of Prudential's
global equity group, and Dave Descalzi design overall strategy and set country allocations.
Dave also manages our
Hong Kong-based team. Toru Komatsu heads our
Japan-based team. The
Fund is subject to all of the risks
associated with foreign investing,
including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Diversification.

We believe that the changes occurring
throughout the Pacific
region will eventually make it a much
healthier place to invest.
Countries undergoing the greatest
transformations may have the most
dynamic economies in the long run. However, to help stabilize our returns during the transition, we have diversified our country holdings to include countries likely to be less turbulent -- such as Australia, India, and Taiwan -- and to companies with more secure earnings. We've also increased our cash, so we can move quickly should the buying materialize later this year.

Strategy Session.

Japan comprises about three-quarters of the Pacific region's economy, and the Japanese government is reluctant to take the dramatic steps necessary to revitalize it. So we took advantage of a first-quarter rally in the Japanese stock market to reduce our holdings there and to increase our cash holdings (24% of our assets at April 30). Japanese stocks were only 31% of our portfolio. We further reduced our yen exposure with contracts to sell yen in the future at the prices current when we made the arrangements, again benefiting from a favorable market window.

We refocused our Japanese holdings on
companies that are relatively
insulated from the domestic market, primarily blue-chip, export-oriented companies. We also seek out smaller companies that have found profitable niches, such as Union Tool. It uses its own manufacturing process to produce a unique drill for printed circuit boards. Its net income has averaged 59% annual growth for the past three years.

We increased our holdings in the healthier economies of Australia
(to 16% of our assets), India (to 5%), and
Taiwan (to 2%). We sold
all our Indonesian holdings.

   Portfolio Composition.
Sectors expressed as a percentage of
   net assets as of 4/30/98.
           (PIE CHART)

What Went Well.

Increasing our cash helped our performance in a generally declining market. Among our existing holdings, the Australian firms Publishing & Broadcasting and Brambles
Industries rose and
we took some profits on them. We added
Woolworths Limited to our
Australian portfolio in time to gain 11% on our shares. The Hong
Kong-based bank HSBC Holdings rose sharply and we took some profits there as well.

Our new purchases in South Korea and Taiwan also made positive contributions to our return, including Compal
Electronics and
Taiwan Semiconductor. We also bought
Mahanagar Telephone Nigam,
a major Indian utility, which began a rapid climb.

We benefited from a first-quarter rally in Japan. Many stocks rose strongly. We used the rally to dispose of our holdings in domestic-oriented firms while they were temporarily supported by the Japanese government.

Five Largest Holdings.
2.8%   Hutchison
       Whampoa, Ltd.
       Multi-Industry
2.5%   Woolworths, Ltd.
       Retail
2.3%   Brambles Industries, Ltd.
       Business & Public
       Services
2.3%   Goodman Fielder, Ltd.
       Foods
2.2%   Secom Co., Ltd.
       Security/Investigation
       Services

Expressed as a percentage of net assets as of 4/30/98.

And Not So Well.

We restructured our holdings to reflect our current view of prospects in the changing situation. The defensive stance we built into our portfolio initially hurt our performance in the rally that most area markets enjoyed in January and February of
1998. Our view that the markets in the region would fall further remained firm. Our decision to sell into the rally ultimately proved correct. By the end of the period, we had our Japan holdings the way we wanted them, focused on exporting companies and smaller, well-managed niche firms.
Pacific stock markets
resumed their slide.

Looking Ahead.

We believe that long-term prospects for the region are excellent and some of the changes are in progress to realize them. However, we have not yet seen any sign of the dramatic measures that would be required in Japan to restore its growth and its position as an engine of regional growth. We expect that later this year declining
Japanese stock prices may near the point we would consider a buying opportunity. The value will be better at lower prices. Moreover, lower stock prices may force political and financial leaders to take the strong actions required to restore economic growth.
Should this happen, our cash position will permit us to move quickly.

Portfolio Managers Steve Auth, Toru Komatsu, and Dave Descalzi
Discuss the Pacific Outlook.

Q. Is it safe to invest in the Pacific now?

A. Steve Auth: We expect the region to
continue to consolidate over
the next six months or so.  Although we
remain optimistic about its
long-term prospects, we believe that most
Asian stocks had gotten
expensive, particularly for economies that were just entering a recession. The positive side of today's situation is that the economic crisis is forcing structural reforms that will make these economies even more powerful in the years to come.

     In the near future, however, we will
stay defensive. We
have increased our cash and reduced our
exposure to currency
losses where we could. We expect both the yen and stocks to get less expensive. We are in a position to buy when both the prices and the prospects are right.

Q. What is happening in Japan?

A. Toru Komatsu: The market rally early in 1998 was based on the assumption that the government would save poorly managed companies. Many of these are buying up assets as prices decline instead of focusing on the difficult restructuring task.
However, everyone knows that reorganization is necessary.
Subsidiaries will be closed and jobs lost.
People feel insecure.
They don't know what will happen to them, so they are not spending.
We think a real economic recovery in Japan won't happen until after the restructuring of large, inefficient conglomerates.
Japan is so wealthy it can defer this for a while, unfortunately.

Q. What about elsewhere in the region?

A. Dave Descalzi: Throughout the region, economies are slowing.
Exports had been a primary driver of growth, but they have slowed despite hefty currency devaluations. Japan historically absorbed about a fifth of the region's exports, so its troubles affect everybody.

   Even the few countries less affected by
internal turmoil have
problems. Taiwan has continued to produce components for the rapidly growing worldwide personal computer industry, but computer inventories rose when Asian demand slackened.
Australia's domestic consumption has been steady, but demand for its exports, especially natural resources, has been declining.
The Japanese economic contraction is a
factor. In India,
infrastructure investment and privatization of state-owned companies are driving the economy, but the rupee has weakened substantially, in part because of the uncertainty introduced by nuclear testing.

   It will take some time for these economies to recover. The downturn will be painful in the short term.
However, we believe
that banking reform and enhanced supervision of financial markets can restore dynamic, world-leading growth to the region.

                 Steve Auth
(PICTURE)

President's Letter
June 9, 1998

See You On the Net!

Dear Shareholder:

We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com

The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com

The Prudential Securities Virtual Branch
Office is a full-service
brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net News
(February 1998), a subsidiary
of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities Financial
Advisors, may also enroll in
Prudential Online" and have access to their personal account information which includes balances, security values, transactions and account activities. They can also easily
E-mail their Financial
Advisor.

Both sites also contain professional
opportunities for people who
are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses. So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.


Sincerely,


Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
of April 30, 1998 (Unaudited)     PRUDENTIAL
PACIFIC GROWTH FUND, INC.
---------------------------------------------
---------------

Shares      Description
Value (Note 1)
    -----------------------------------------
-------------------
EQUITIES & EQUIVALENTS--76.1%
COMMON STOCKS--76.1%
    -----------------------------------------
-------------------
Australia--16.0%
  258,800   Australia & New Zealand Banking
               Group, Ltd. (Commercial
Banking)    $   1,800,063
  158,391   Brambles Industries, Ltd.
(Business
               & Public Services)
3,253,665
1,716,600   FXF Trust(a) (Financial Services)
223,109
2,066,681   Goodman Fielder, Ltd. (Foods)
3,196,452
  289,310   Leighton Holdings, Ltd. (Building
&
               Construction)
1,099,859
  514,440   Publishing & Broadcasting, Ltd.
               (Broadcasting & Publishing)
2,450,510
1,678,594   Sea World Property Trust, Ltd.
               (Leisure & Tourism)
1,112,663
  358,477   Smith (Howard), Ltd. (Diversified
               Operations)
2,535,058
  296,700   Southcorp, Ltd. (Diversfied
Consumer
               Products)
1,072,038
   50,500   St. George Bank, Ltd. (Commercial
               Banking)
298,970
1,056,035   Star City Holdings, Ltd.(a)
(Gaming)         748,036
  154,600   Westpac Banking Corp. (Commercial
               Banking)
1,034,819
1,037,265   Woolworths, Ltd. (Retail)
3,559,111

-------------

22,384,353
---------------------------------------------
---------------
Hong Kong--15.0%
   30,000   ASM Pacific Technology, Ltd.
               (Electronic Components)
23,232
  203,000   Cheung Kong Holdings, Ltd. (Real
               Estate)
1,349,351
   61,000   CLP Holdings, Ltd.
               (Utilities-Electric)
292,883
  264,166   Hong Kong & Shanghai Hotels, Ltd.
               (Leisure & Tourism)
179,002
  280,000   Hong Kong Electric Holdings,
Ltd.(a)
               (Utilities-Electric)
860,115
1,028,000   Hong Kong Telecommunications,
Ltd.
               (Telecommunications)
1,923,901
  108,004   HSBC Holdings, Plc. (Banking)
3,080,731
2,932,700   Hung Hing Printing Group, Ltd.
               (Forest Products & Paper)
1,135,561
  638,600   Hutchison Whampoa, Ltd.
               (Multi-Industry)
$   3,948,081
1,696,000   Innovative International
Holdings,
               Ltd. (Automotive Parts)
374,320
1,177,000   Kingboard Chemical Holdings, Ltd.
               (Electronic Components)
223,314
   52,000   Lung Kee (Bermuda) Holdings, Ltd.
               (Miscellaneous)
14,598
  320,900   New World Development Co., Ltd.
               (Property Development)
913,271
2,159,000   QPL International Holdings, Ltd.
               (Electronic Components)
933,510
  172,000   Sun Hung Kai Properties, Ltd.
(Real
               Estate)
1,021,193
  422,900   Swire-Pacific, Ltd. 'A'
(Diversified
               Industries)
2,112,371
  396,300   Television Broadcasts, Ltd.
               (Broadcasting & Publishing)
1,012,770
  455,000   Varitronix International, Ltd.
               (Miscellaneous)
916,131
  380,600   Wharf Holdings, Ltd.
               (Multi-Industry)
609,133
  363,000   Wong's International Holdings,
Ltd.
               (Electronic Components)
111,274

-------------

21,034,742
---------------------------------------------
---------------
India--4.6%
   44,000   Bajaj Auto, Ltd. (GDR)
(Automobiles
               & Auto Parts)
831,600
   29,000   Industrial Credit & Investment
Corp.
               of India, Ltd. (Financial
               Services)
471,250
  168,000   Mahanagar Telephone Nigam,
Ltd.(a)
               (Telecommunications)
2,696,400
   37,000   Ranbaxy Laboratories, Ltd. (GDR)
               (Medical Products)
929,625
   77,450   State Bank of India (GDR)
               (Commercial Banking)
1,475,423

-------------

6,404,298

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of April 30, 1998 (Unaudited)     PRUDENTIAL
PACIFIC GROWTH FUND, INC.
---------------------------------------------
---------------

Shares      Description
Value (Note 1)
    -----------------------------------------
------------------
Japan--30.7%
   33,000   Advantest Corp. (Electronic
               Components & Instruments)
$   2,213,096
    2,100   Bellsystem 24, Inc. (Commercial
               Services)
290,528
  110,000   Canon, Inc. (Office Equipment &
               Supplies)
2,594,379
  296,000   Daibiru Corp. (Property
Investment)        1,982,850
  176,000   Hitachi Credit Corp. (Financial
               Services)
2,804,913
   74,000   Hitachi Maxell, Ltd.
(Audio/Visual)        1,405,169
   20,000   Keyence Corp. (Electronic
Components
               & Instruments)
2,685,555
      700   Konaka Co., Ltd. (Retail)
2,637
   78,000   Makita Corp. (Tools)
846,357
   44,700   Matsumotokiyoshi (Retail)
1,539,289
  334,000   Michinoku Bank, Ltd. (Commercial
               Banking)
1,786,904
  193,000   Minebea Co., Ltd. (Electronic
               Components)
2,152,362
   87,200   Namco, Ltd. (Recreation & Other
               Consumer Goods)
1,764,238
    4,070   Nichiei Co., Ltd. (Building
               Materials & Components)
315,884
   58,000   Nichii Gakkan Co. (Health Care
               Services)
1,879,286
  390,000   Nippon Shokubai Co., Ltd.
               (Chemicals)
1,916,057
      220   Nippon Telegraph & Telephone
Corp.
               (Telecommunications)
1,922,990
   58,100   Oiles Corp. (Miscellaneous)
1,440,351
   16,300   Promise Co., Ltd. (Financial
               Services)
825,379
   24,100   Riso Kagaku Corp. (Office
Equipment
               & Supplies)
1,254,849
       60   Sanyo Coca-Cola Bottling
(Beverages)             620
   53,000   Secom Co., Ltd.
               (Security/Investigation
Services)       3,115,063
   40,700   Square Co., Ltd. (EDP Software &
               Services)
1,472,082
   29,000   TDK Corp. (Electronic Components)
2,285,736
  131,000   Terumo Corp. (Medical Products)
1,913,028
   12,000   Toyota Motor Corp. (Automobiles &
               Auto Parts)
311,958
   28,800   Union Tool (Machinery &
Equipment)         1,085,073
   34,210   Zenrin Co., Ltd. (Electrical
Goods)        1,250,234

-------------

43,056,867
Korea--0.4%
    5,010   Dae Duck Electronics Co.
(Electrical
               Equipment)
$     356,117
   20,150   Medison Co., Ltd. (Medical
Devices)          164,336

-------------

520,453
---------------------------------------------
---------------
Malaysia--1.8%
  162,000   Berjaya Sports Toto Berhad
(Gaming)          384,112
  378,000   IJM Corp. Berhad (Construction)
181,278
  345,000   IOI Corp. Berhad (Agriculture &
               Equipment)
258,808
  400,000   Magnum Corp. Berhad (Gaming)
267,917
  103,000   Malayan Banking Berhad
(Commercial
               Banking)
303,550
   89,000   Malaysian Pacific Industries
Berhad
               (Electronic Components)
255,137
  110,000   Telekom Malaysia Berhad
               (Telecommunications)
330,074
  302,000   Tenaga Nasional Berhad
               (Utilities-Electric)
602,786

-------------

2,583,662
---------------------------------------------
---------------
The Philippines--1.3%
   64,000   Philippine Long Distance
Telephone
               (ADR) (Telephones)
1,728,000
1,291,200   Solid Group, Inc. (Electrical
               Equipment)
64,159

-------------

1,792,159
---------------------------------------------
---------------
Singapore--3.6%
  196,000   City Developments, Ltd. (Property
               Development)
847,601
   29,000   Cycle & Carriage, Ltd.
(Automobiles
               & Auto Parts)
111,679
  105,000   DBS Land, Ltd. (Real Estate)
158,428
  137,800   Elec & Eltek International Co.,
Ltd.
               (Electronics)
799,240
  505,000   Hong Leong Finance, Ltd.
(Financial
               Services)
765,151
   58,000   Overseas Chinese Banking Corp.,
Ltd.
               (Banking)
305,745
   27,000   Overseas Union Bank, Ltd.
(Banking)          102,273

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of April 30, 1998 (Unaudited)     PRUDENTIAL
PACIFIC GROWTH FUND, INC.
---------------------------------------------
---------------

Shares      Description
Value (Note 1)
    -----------------------------------------
------------------
Singapore (cont'd.)
  334,750   Sembawang Maritime, Ltd. (Energy
               Equipment & Services)
$     361,378
   15,000   Singapore Airlines, Ltd.
(Airlines)           97,538
  404,000   Singapore Technologies
Engineering,
               Ltd.(a) (Engineering &
Equipment)         346,869
  366,000   Singapore Telecommunications,
Ltd.
               (Telecommunications)
628,485
   38,000   United Overseas Bank, Ltd.
               (Commercial Banking)
179,924
  365,000   Wing Tai Holdings, Ltd. (Property
               Development)
297,254

-------------

5,001,565
---------------------------------------------
---------------
Taiwan--2.5%
   20,000   Asustek Computer, Inc.(a)
               (Computers)
407,588
   94,000   Cathay Life Insurance Co., Ltd.
               (Insurance)
376,291
  196,000   Compal Electronics, Inc.(a)
               (Computers)
852,962
   96,000   Compeq Manufacturing Co., Ltd.(a)
               (Electrical Equipment)
739,480
  137,000   Phoenixtec Power Co., Ltd.(a)
               (Electronic Components)
446,633
  158,000   Taiwan Semiconductor
Manufacturing
               Co.(a) (Electronic Components)
682,800

-------------

3,505,754
---------------------------------------------
---------------
Thailand--0.2%
   10,000   Banpu Public Co., Ltd. (Mineral
               Resources)
68,823
   15,000   PTT Exploration & Production
Public
               Co., Ltd. (Oil & Gas
               Exploration/Production)
158,344
    2,900   Siam Cement Co., Ltd.(a)
(Building
               Materials & Components)
40,968

-------------

268,135

-------------
            Total common stocks
               (cost $120,604,414)
106,551,988

-------------
Units
WARRANTS(a)--0.0%
---------------------------------------------
---------------
Hong Kong--0.0%
  533,666   Hong Kong & Shanghai Hotels, Ltd.
               expiring Dec. '98 @ HKD13.79
               (Leisure & Tourism)
$         689
---------------------------------------------
---------------
Singapore--0.0%
   70,200   Hong Leong Finance, Ltd.
               expiring Nov. '98 @ SGD3.25
               (Financial Services)
886

-------------
            Total warrants
               (cost $26,857)
1,575

-------------
            Total long-term investments
               (cost $120,631,271)
106,553,563

-------------
SHORT-TERM INVESTMENTS--8.2%
Principal
Amount
(000)
---------------------------------------------
---------------
Repurchase Agreements--8.2%
  $11,528   Joint Repurchase Agreement
Account
               5.42%, 5/1/98
               (cost $11,528,000; Note 5)
11,528,000

-------------
---------------------------------------------
---------------
Total Investments--84.3%
            (cost $132,159,271)
118,081,563
            Other assets in excess of
               liabilities--15.7%
22,002,586

-------------
            Net Assets--100%
$ 140,084,149

-------------

-------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of April 30, 1998 (Unaudited)     PRUDENTIAL
PACIFIC GROWTH FUND, INC.
---------------------------------------------
---------------

The industry classification of portfolio
holdings and other
net assets in excess of liabilities shown as
a percentage of
net assets as of April 30, 1998 was as
follows:
Telecommunications...........................
 .........    5.4%
Electronic
Components.................................
5.1
Commercial
Banking....................................
4.8
Retail.......................................
 .........    3.6
Financial
Services....................................
3.6
Electronic Components &
Instruments...................    3.5
Multi-
Industry.....................................
 ...    3.3
Office Equipment &
Supplies...........................    2.7
Broadcasting &
Publishing.............................
2.5
Banking......................................
 .........    2.5
Foods........................................
 .........    2.3
Business & Public
Services............................    2.3
Security/Investigation
Services.......................    2.2
Medical
Products.....................................
 .    2.0
Real
Estate.......................................
 ....    1.8
Diversified
Operations................................
1.8
Miscellaneous................................
 .........    1.7
Property
Development..................................
1.5
Diversified
Industries................................
1.5
Property
Investment...................................
1.4
Chemicals....................................
 .........    1.4
Utilities-
Electric....................................
1.3
Recreation & Other Consumer
Goods.....................    1.3
Health Care
Services..................................
1.3
Telephones...................................
 .........    1.2
EDP Software &
Services...............................
1.1

Gaming.......................................
 .........    1.0%
Audio/Visual.................................
 .........    1.0
Leisure &
Tourism.....................................
0.9
Electrical
Goods......................................
0.9
Computers....................................
 .........    0.9
Automobile & Auto
Parts...............................    0.9
Machinery &
Equipment.................................
0.8
Forest Products &
Paper...............................    0.8
Electrical
Equipment..................................
0.8
Diversified Consumer
Products.........................    0.8
Building &
Construction...............................
0.8
Tools........................................
 .........    0.6
Electronics..................................
 .........    0.6
Insurance....................................
 .........    0.3
Energy Equipment &
Services...........................    0.3
Building Materials &
Components.......................    0.3
Automotive
Parts......................................
0.3
Engineering &
Equipment...............................
0.2
Commercial
Services...................................
0.2
Agriculture &
Equipment...............................
0.2
Oil & Gas
Exploration/Production......................
0.1
Medical
Devices......................................
 .    0.1
Construction.................................
 .........    0.1
Airlines.....................................
 .........    0.1
Other assets in excess of liabilities
(including Joint
  Repurchase
Agreement)...............................
23.9

-----

100.0%

-----

-----
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Assets
April 30, 1998
Investments, at value (cost
$132,159,271)................................
 ...................................
$118,081,563
Foreign currency, at value (cost
$18,929,265).................................
 ..............................
18,711,453
Cash.........................................
 .............................................
 ..................             19,400
Receivable for investments
sold.........................................
 ....................................
1,910,385
Receivable for Fund shares
sold.........................................
 ....................................
1,852,677
Forward currency contracts - net amount
receivable from
counterparties...............................
 .......          1,399,537
Dividends and interest
receivable...................................
 ........................................
407,061
Variation margin- due from
broker.......................................
 ....................................
9,481
Other
assets.......................................
 .............................................
 ............              7,247

--------------
   Total
assets.......................................
 .............................................
 .........        142,398,804

--------------
Liabilities
Payable for Fund shares
reacquired...................................
 .......................................
1,135,211
Payable for investments
purchased....................................
 .......................................
571,117
Accrued expenses and other
liabilities..................................
 ....................................
398,510
Management fee
payable......................................
 .............................................
 ...             89,152
Distribution fee
payable......................................
 .............................................
 .             88,700
Withholding taxes
payable......................................
 .............................................
31,965

--------------
   Total
liabilities..................................
 .............................................
 .........          2,314,655

--------------
Net
Assets.......................................
 .............................................
 ..............       $140,084,149

--------------

--------------
Net assets were comprised of:
   Common stock, at
par..........................................
 ...........................................
$     14,507
   Paid-in capital in excess of
par..........................................
 ...............................
179,943,053

--------------

179,957,560
   Accumulated net investment
loss.........................................
 .................................
(68,332)
   Accumulated net realized loss on
investments, foreign currency transactions
and futures..................
(26,857,037)
   Net unrealized depreciation on
investments, foreign currencies and
futures...............................
(12,948,042)

--------------
Net assets, April 30,
1998.........................................
 .........................................
$140,084,149

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($28,001,735 / 2,832,703 shares of
common stock issued and
outstanding)...............................
$9.89
   Maximum sales charge (5.00% of offering
price).......................................
 ....................                .52

--------------
   Maximum offering price to
public.......................................
 ..................................
$10.41

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($94,580,672 / 9,898,226 shares of
common stock issued and
outstanding)...............................
$9.56

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($2,858,439 / 298,971 shares of common
stock issued and
outstanding).................................
 .              $9.56

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($14,643,303 / 1,476,649 shares of
common stock issued and
outstanding)...............................
$9.92

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended
Net Investment Income (Loss)
April 30, 1998
Income
   Dividends (net of foreign withholding
taxes
      of
$73,167)..............................    $
1,412,897

Interest....................................
357,715

--------------
      Total
income.............................
1,770,612

--------------
Expenses
   Management
fee..............................
576,116
   Distribution fee--Class
A...................           37,082
   Distribution fee--Class
B...................          520,335
   Distribution fee--Class
C...................           11,733
   Transfer agent's fees and
expenses..........          376,000
   Custodian's fees and
expenses...............          185,000
   Reports to
shareholders.....................
58,000
   Registration
fees...........................
20,000
   Audit fees and
expenses.....................
18,000
   Directors'
fees.............................
17,000
   Legal fees and
expenses.....................
7,000

Miscellaneous...............................
7,324

--------------
      Total
expenses...........................
1,833,590

--------------
Net investment
loss............................
(62,978)

--------------
Realized and Unrealized Gain (Loss) on
Investments, Foreign Currency Transactions
and Futures
Net realized gain (loss) on:
   Investment
transactions.....................
(28,647,955)
   Foreign currency
transactions...............        1,499,181
   Futures
transactions........................
298,467

--------------

(26,850,307)

--------------
Net change in unrealized appreciation
(depreciation) on:

Investments.................................
10,302,294
   Foreign
currencies..........................
1,433,565

Futures.....................................
(27,750)

--------------

11,708,109

--------------
Net loss on investments, foreign currencies
and

futures.....................................
(15,142,198)

--------------
Net Decrease in Net Assets
Resulting from
Operations......................    $
(15,205,176)

--------------

--------------

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Changes in Net Assets
(Unaudited)

                                   Six Months
Increase (Decrease)                  Ended
Year Ended
in Net Assets                    April 30,
1998    October 31, 1997
Operations
   Net investment loss.........  $
(62,978)   $     (1,316,909)
   Net realized gain (loss) on
      investments, futures and
      foreign currency
      transactions.............
(26,850,307)         19,797,626
   Net change in unrealized
      appreciation
      (depreciation) on
      investments, futures and
      foreign currencies.......
11,708,109         (56,009,460)
                                 ------------
--    ----------------
   Net decrease in net assets
      resulting from
      operations...............
(15,205,176)        (37,528,743)
                                 ------------
--    ----------------
   Distributions in excess of
      net investment income
      Class A..................
(1,079,173)                 --
      Class B..................
(2,945,918)                 --
      Class C..................
(50,643)                 --
      Class Z..................
(685,936)                 --
                                 ------------
--    ----------------

(4,761,670)                 --
                                 ------------
--    ----------------
   Distributions from net
      realized gains
      Class A..................
(2,309,696)         (2,078,862)
      Class B..................
(8,685,264)         (7,004,628)
      Class C..................
(149,828)           (268,013)
      Class Z..................
(1,332,334)           (775,335)
                                 ------------
--    ----------------

(12,477,122)        (10,126,838)
                                 ------------
--    ----------------
Fund share transactions (net of
   share conversions) (Note 7)
   Net proceeds from shares
      sold.....................
80,876,326       2,461,825,495
   Net asset value of shares
      issued in reinvestment of
      distributions............
16,174,425           9,110,015
   Cost of shares reacquired...
(111,528,022)     (2,726,822,208)
                                 ------------
--    ----------------
   Net decrease in net assets
      from Fund share
      transactions.............
(14,477,271)       (255,886,698)
                                 ------------
--    ----------------
Total decrease.................
(46,921,239)       (303,542,279)
Net Assets
Beginning of period............
187,005,388         490,547,667
                                 ------------
--    ----------------
End of period..................  $
140,084,149    $    187,005,388
                                 ------------
--    ----------------
                                 ------------
--    ----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
Prudential Pacific Growth Fund, Inc. (the
'Fund') is registered under the
Investment Company Act of 1940 as a
diversified, open-end management investment
company. The Fund was incorporated in
Maryland on August 14, 1991 and had no
operations other than the issuance of 5,000
shares each of Class A and Class B
common stock for $100,000 on May 6, 1992 to
Prudential Investments Fund
Management LLC ('PIFM'). The Fund commenced
investment operations on July 24,
1992. The investment objective of the Fund is
to seek long-term capital growth
by investing primarily in common stocks,
common stock equivalents and other
securities of companies doing business in or
domiciled in the Pacific Basin
region.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Securities traded on an
exchange (whether domestic or
foreign) are valued at the last reported
sales price on the primary exchange on
which they are traded. Securities traded in
the over-the-counter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the
last reported bid and asked prices.
Any securities or other assets for which
current market quotations are not
readily available are valued at fair value as
determined in good faith under
procedures established by and under the
general supervision and responsibility
of the Fund's Board of Directors.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that
its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may
be delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
closing rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal
year, the Fund does not isolate
that portion of the results of operations
arising as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of securities held at the end of the
period. Similarly, the Fund does not
isolate the effect of changes in foreign
exchange rates from the fluctuations
arising from changes in the market prices of
long-term debt securities sold
during the period. Accordingly, realized
foreign currency gains (losses) are
included in the reported net realized gains
on investment transactions.
Net realized gains or losses on foreign
currency transactions represent net
foreign exchange gains or losses from forward
currency contracts, disposition of
foreign currencies, currency gains or losses
realized between the trade and
settlement dates on security transactions,
and the difference between the
amounts of interest, dividends and foreign
taxes recorded on the Fund's books
and the U.S. dollar equivalent amounts
actually received or paid. Net currency
gains and losses from valuing foreign
currency denominated assets and
liabilities at April 30, 1998 exchange rates
are reflected as a component of
unrealized depreciation on investments and
foreign currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward currency
contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily at
current exchange rates and any
unrealized gain or loss is included in net
unrealized appreciation or
depreciation on investments. Gain or loss is
realized on the settlement date of
the contract equal to the difference between
the settlement value of the
original and renegotiated forward contracts.
This gain or loss, if any, is
included in net realized gain (loss) on
foreign currency transactions. Risks may
arise upon entering into these contracts
---------------------------------------------
-----------------------------------
                                       10

Notes to Financial Statements (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
from the potential inability of the
counterparties to meet the terms of their
contracts.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses from investment and
foreign currency transactions are calculated
on the identified cost basis.
Dividend income is recorded on the ex-
dividend date and interest income is
recorded on an accrual basis. Expenses are
recorded on the accrual basis which
may require the use of certain estimates by
management.
Net investment income or loss, other than
distribution fees, and unrealized and
realized gains or losses are allocated daily
to each class of shares of the Fund
based upon the relative proportion of net
assets of each class at the beginning
of the day.
Dividends and Distributions: The Fund expects
to pay dividends of net investment
income and distributions of net realized
capital and currency gains, if any,
annually. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles due to timing differences
concerning recognition of income.
Taxes: It is the Fund's policy to meet the
requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders. Therefore, no
federal income tax provision is
required.
Withholding taxes on foreign dividends,
interest and capital gains have been
provided for in accordance with the Fund's
understanding of the applicable
country's tax rules and rates.
Deferred Organization Expenses: Approximately
$200,000 of organization and
initial registration costs were deferred and
amortized over the period of
benefit of 60 months from the date the Fund
commenced investment operations.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
PIFM. Pursuant to this agreement, PIFM
has responsibility for all investment
advisory services and supervises the
subadviser's performance of such services.
PIFM has entered into a subadvisory
agreement with The Prudential Investment
Corporation ('PIC'); PIC furnishes
investment advisory services in connection
with the management of the Fund. PIFM
pays for the cost of the subadviser's
services, the compensation of officers of
the Fund, occupancy and certain clerical and
bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .75 of 1% of the average daily net
assets of the Fund.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution,
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly. No distribution or
service fees are paid to PSI as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Class A, Class B and
Class C Plans were .25%, 1% and 1%,
respectively, of the average daily net assets
of the Class A, Class B and Class
C shares for the six months ended April 30,
1998.
PSI has advised the Fund that it has received
approximately $35,000 in front-end
sales charges resulting from sales of Class A
shares during the six months ended
April 30, 1998. From these fees, PSI paid
such sales charges to affiliated
broker-dealers, which in turn paid
commissions to salespersons and incurred
other distribution costs.
PSI has advised the Fund that for the six
months ended April 30, 1998, it
received approximately $290,000 and $8,000 in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and Class C shareholders,
respectively.
PSI, PIFM and PIC are (indirect) wholly owned
subsidiaries of The Prudential
Insurance Company of America ('Prudential').
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the six months ended April 30, 1998,
the Fund incurred fees of approximately
$250,200 for the services of PMFS. As of
April 30, 1998, approximately $40,800 of such
fees were due to PMFS. Transfer
agent fees and expenses in the statement of
operations include certain
out-of-pocket expenses paid to nonaffiliates.
---------------------------------------------
-----------------------------------
                                       11

Notes to Financial Statements (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 1998 were $67,476,278 and $94,658,496, respectively.
At April 30, 1998, the Fund had outstanding forward currency contracts, to sell foreign currencies, as follows:

                        Value at
Forward Currency     Settlement Date
Current
Sales Contracts        Receivable
Value      Appreciation
-------------------  ---------------   ------
-----   -------------
Hong Kong Dollars,
  expiring
  4/27/99..........    $11,900,000
$11,873,736    $     26,264
Japanese Yen,
  expiring
  5/29/98..........      9,200,000
8,593,689         606,311
Japanese Yen,
  expiring
  8/12/98..........        800,000
735,217          64,783
Japanese Yen,
  expiring
  8/13-9/28;
  10/20/98.........     27,329,993
26,719,511         610,482
Japanese Yen,
  expiring
  8/13-11/2/98.....      8,127,219
8,030,822          96,397
                     ---------------   ------
-----   -------------
                       $57,357,212
$55,952,975    $  1,404,237
                     ---------------   ------
-----   -------------
                     ---------------   ------
-----   -------------

The United States federal income tax basis of
the Fund's investments is
substantially the same as for financial
reporting purposes and accordingly, as
of April 30, 1998, net unrealized
depreciation for federal income tax purposes
was $14,077,708 (gross unrealized
appreciation--$5,350,846; gross unrealized
depreciation--$19,428,554).
---------------------------------------------
---------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or Federal agency
obligations. As of April 30, 1998, the Fund
had a 1.0% undivided interest in the
repurchase agreements in the joint account.
The undivided interest for the Fund
represented $11,528,000 in principal amount.
As of such date, each repurchase agreement in
the joint account and the value of
the collateral therefore was as follows:
Bear, Stearns & Co. Inc., 5.53%, in the
principal amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98.
The value of the collateral including
accrued interest was $316,688,713.
Credit Suisse First Boston, 5.54%, in the
principal amount of $310,000,000,
repurchase price $310,047,706, due 5/1/98.
The value of the collateral including
accrued interest was $321,763,994.
J.P. Morgan Securities, Inc., 5.53%, in the
principal amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98.
The value of the collateral including
accrued interest was $316,200,983.
UBS Securities LLC, 5.375%, in the principal
amount of $218,770,000, repurchase
price $218,802,664, due 5/1/98. The value of
the collateral including accrued
interest was $223,146,143.
---------------------------------------------
---------------
Note 6. Borrowings
The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement during the six
months ended April 30, 1998. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the
credit facility. The commitment fee is
accrued and paid quarterly on a pro rata
basis by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
---------------------------------------------
---------------
Note 7. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to
5%. Class B shares are sold with a
contingent deferred sales charge which
declines from 5% to zero depending on the
period of time the shares are held. Class C
shares are sold with a contingent
deferred sales charge of 1% during the first
year. Class B shares automatically
convert to Class A shares on a quarterly
basis approximately seven years after
purchase. A special exchange privilege is
also available for shareholders who
qualified to purchase Class A shares at net
asset value. Class Z shares are not
subject to any sales or redemption charge and
are offered exclusively for sale
to a limited group of investors.
The Fund has authorized 2 billion shares of
common stock at $.001 par value per
share divided into four classes, designated
Class A, Class B, Class C and Class
Z common stock each consisting of 500 million
authorized shares.
---------------------------------------------
-----------------------------------
                                       12

Notes to Financial Statements (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
Transactions in shares of common stock for the six months ended April 30, 1998 and fiscal year ended October 31, 1997 were as follows:

Class A                              Shares
Amount
---------------------------------  ----------
-    ---------------
Six months ended April 30, 1998:
Shares sold......................
2,431,287    $    24,829,197
Shares issued in reinvestment of
  distributions..................
329,658          3,143,004
Shares reacquired................
(2,925,892)       (30,320,194)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(164,947)        (2,347,993)
Shares issued upon conversion
  from Class B...................
62,119            647,910
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(102,828)   $    (1,700,083)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
81,011,975    $ 1,296,933,660
Shares issued in reinvestment of
  distributions..................
110,855          1,771,786
Shares reacquired................
(85,608,895)    (1,376,512,897)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(4,486,065)       (77,807,451)
Shares issued upon conversion
  from Class B...................
261,162          4,152,328
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(4,224,903)   $   (73,655,123)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class B
---------------------------------
Six months ended April 30, 1998:
Shares sold......................
1,920,439    $    19,235,234
Shares issued in reinvestment of
  distributions..................
1,170,551         10,820,405
Shares reacquired................
(4,064,097)       (40,805,993)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(973,107)       (10,750,354)
Shares reacquired upon conversion
  into Class A...................
(64,323)          (647,910)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(1,037,430)   $   (11,398,264)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class B                              Shares
Amount
---------------------------------  ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
40,987,211    $   633,115,767
Shares issued in reinvestment of
  distributions..................
415,124          6,363,693
Shares reacquired................
(51,456,334)      (794,472,870)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(10,053,999)      (154,993,410)
Shares reacquired upon conversion
  into Class A...................
(270,285)        (4,152,328)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(10,324,284)   $  (159,145,738)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class C
---------------------------------
Six months ended April 30, 1998:
Shares sold......................
946,920    $     9,134,665
Shares issued in reinvestment of
  distributions..................
21,081            194,900
Shares reacquired................
(918,133)        (8,988,925)
                                   ----------
-    ---------------
Net increase in shares
  outstanding....................
49,868    $       340,640
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
26,331,596    $   408,638,884
Shares issued in reinvestment of
  distributions..................
12,995            199,203
Shares reacquired................
(26,898,046)      (419,221,061)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(553,455)   $   (10,382,974)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Class Z
---------------------------------
Six months ended April 30, 1998:
Shares sold......................
2,716,765    $    27,677,230
Shares issued in reinvestment of
  distributions..................
211,034          2,016,116
Shares reacquired................
(3,041,153)       (31,412,910)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(113,354)   $    (1,719,564)
                                   ----------
-    ---------------
                                   ----------
-    ---------------
Year ended October 31, 1997:
Shares sold......................
7,750,167    $   123,137,184
Shares issued in reinvestment of
  distributions..................
48,879            775,333
Shares reacquired................
(8,555,074)      (136,615,380)
                                   ----------
-    ---------------
Net decrease in shares
  outstanding....................
(756,028)   $   (12,702,863)
                                   ----------
-    ---------------
                                   ----------
-    ---------------

---------------------------------------------
-----------------------------------

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class A(a)

---------------------------------------------
---------------------------

Six Months

Ended                         Year Ended
October 31,

April 30,      ------------------------------
---------------------------

1998         1997         1996         1995
1994        1993

----------     -------     --------     -----
---     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period............    $  12.22      $ 15.86
$  15.75     $  16.90     $ 16.10     $ 10.65

----------     -------     --------     -----
---     -------     -------
Income from investment operations
Net investment income
(loss)....................         .02
 .02          .07          .04        (.08)
(.01)
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
(1.09)       (3.31)         .23        (1.09)
1.15        5.48

----------     -------     --------     -----
---     -------     -------
   Total from investment
operations.............       (1.07)
(3.29)         .30        (1.05)       1.07
5.47

----------     -------     --------     -----
---     -------     -------
Less distributions
Distributions in excess of net investment

income.......................................
(.40)          --         (.19)          --
(.06)       (.02)
Distributions from net realized
gains...........        (.86)        (.35)
--         (.10)       (.21)         --

----------     -------     --------     -----
---     -------     -------
   Total
distributions..........................
(1.26)        (.35)        (.19)        (.10)
(.27)       (.02)

----------     -------     --------     -----
---     -------     -------
Net asset value, end of
period..................    $   9.89      $
12.22     $  15.86     $  15.75     $ 16.90
$ 16.10

----------     -------     --------     -----
---     -------     -------

----------     -------     --------     -----
---     -------     -------
TOTAL
RETURN(b).................................
(8.38)%     (21.32)%       1.97%
(6.23)%      6.67%      51.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).................    $ 28,002
$35,860     $113,585     $ 98,998     $98,921
$64,353
Average net assets
(000)........................    $ 29,911
$73,942     $106,148     $101,920     $92,233
$26,264
Ratios to average net assets:
   Total
expenses...............................
1.90%(c)     1.48%        1.37%        1.46%
1.57%       1.63%
   Operating expenses, including distribution

fees......................................
1.90%(c)     1.42%        1.37%        1.46%
1.57%       1.63%
   Operating expenses, excluding distribution

fees......................................
1.65%(c)     1.17%        1.12%        1.21%
1.33%       1.43%
   Net investment income
(loss).................         .42%(c)
 .14%         .44%         .26%       (.50)%
(.04)%
For Class A, B, C and Z shares:
   Portfolio turnover
rate......................          54%
81%          91%          54%         56%
44%

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class B(a)

---------------------------------------------
------------------------------

Six Months

Ended                           Year Ended
October 31,

April 30,      ------------------------------
------------------------------

1998          1997         1996         1995
1994         1993

----------     --------     --------     ----
----     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period............    $  11.77      $  15.40
$  15.38     $  16.62     $  15.94     $
10.63

----------     --------     --------     ----
----     --------     --------
Income from investment operations
Net investment
loss.............................
(.02)         (.09)        (.04)        (.08)
(.21)        (.10)
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
(1.04)        (3.19)         .25
(1.06)        1.13         5.43

----------     --------     --------     ----
----     --------     --------
   Total from investment
operations.............       (1.06)
(3.28)         .21        (1.14)         .92
5.33

----------     --------     --------     ----
----     --------     --------
Less distributions
Distributions in excess of net investment

income.......................................
(.29)           --         (.19)          --
(.03)        (.02)
Distributions from net realized
gains...........        (.86)         (.35)
--         (.10)        (.21)          --

----------     --------     --------     ----
----     --------     --------
   Total
distributions..........................
(1.15)         (.35)        (.19)
(.10)        (.24)        (.02)

----------     --------     --------     ----
----     --------     --------
Net asset value, end of
period..................    $   9.56      $
11.77     $  15.40     $  15.38     $  16.62
$  15.94

----------     --------     --------     ----
----     --------     --------

----------     --------     --------     ----
----     --------     --------
TOTAL
RETURN(b).................................
(8.68)%      (21.84)%       1.36%
(6.82)%       5.79%       50.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).................    $ 94,581
$128,694     $327,315     $344,313
$459,949     $250,997
Average net assets
(000)........................    $104,930
$244,462     $357,548     $368,771
$404,506     $ 74,590
Ratios to average net assets:
   Total
expenses...............................
2.65%(c)      2.23%        2.12%        2.21%
2.33%        2.37%
   Operating expenses, including distribution

fees......................................
2.65%(c)      2.17%        2.12%        2.21%
2.33%        2.37%
   Operating expenses, excluding distribution

fees......................................
1.65%(c)      1.17%        1.12%        1.21%
1.33%        1.37%
   Net investment
loss..........................
(.34)%(c)     (.61)%       (.25)%
(.55)%      (1.27)%       (.83)%

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
(c) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class C(a)                              Class
Z(a)

---------------------------------------------
---------------     ----------

August 1,

Six Months
1994(d)       Six Months

Ended           Year Ended October 31,
Through         Ended

April 30,      -----------------------------
October 31,     April 30,

1998         1997       1996        1995
1994            1998

----------     ------     -------     ------
-----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period............     $11.77       $15.40
$ 15.38     $16.62       $ 16.68        $
12.28

-----       ------     -------     ------
-----       ----------
Income from investment operations
Net investment income
(loss)....................       (.02)
(.09)       (.04)      (.08)         (.06)
 .03
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
(1.04)       (3.19)        .25      (1.06)
--           (1.09)

-----       ------     -------     ------
-----       ----------
   Total from investment
operations.............      (1.06)
(3.28)        .21      (1.14)         (.06)
(1.06)

-----       ------     -------     ------
-----       ----------
Less distributions
Distributions in excess of net investment

income.......................................
(.29)          --        (.19)        --
--            (.44)
Distributions from net realized
gains...........       (.86)        (.35)
--       (.10)           --            (.86)

-----       ------     -------     ------
-----       ----------
   Total
distributions..........................
(1.15)        (.35)       (.19)      (.10)
--           (1.30)

-----       ------     -------     ------
-----       ----------
Net asset value, end of
period..................     $ 9.56
$11.77     $ 15.40     $15.38       $ 16.62
$   9.92

-----       ------     -------     ------
-----       ----------

-----       ------     -------     ------
-----       ----------
TOTAL
RETURN(b).................................
(8.68)%     (21.84)%      1.36%     (6.82)%
(.36)%         (8.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).................     $2,858
$2,932     $12,360     $2,443       $   718
$ 14,643
Average net assets
(000)........................     $2,366
$6,557     $ 6,402     $1,624       $   458
$ 17,697
Ratios to average net assets:
   Total
expenses...............................
2.65%(c)     2.23%       2.12%      2.21%
3.00%(c)        1.65%(c)
   Operating expenses, including distribution

fees......................................
2.65%(c)     2.17%       2.12%      2.21%
3.00%(c)        1.65%(c)
   Operating expenses, excluding distribution

fees......................................
1.65%(c)     1.17%       1.12%      1.21%
2.00%(c)        1.65%(c)
   Net investment income
(loss).................       (.34)%(c)
(.61)%      (.25)%     (.43)%
(1.64)%(c)        .61%(c)

March 1,

Year           1996(e)

Ended          Through

October 31,     October 31,

1997            1996

-----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period............    $ 15.89         $ 16.57

-----------     -----------
Income from investment operations
Net investment income
(loss)....................        .06
 .11
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
(3.32)           (.79)

-----------     -----------
   Total from investment
operations.............      (3.26)
(.68)

-----------     -----------
Less distributions
Distributions in excess of net investment

income.......................................
--              --
Distributions from net realized
gains...........       (.35)             --

-----------     -----------
   Total
distributions..........................
(.35)             --

-----------     -----------
Net asset value, end of
period..................    $ 12.28         $
15.89

-----------     -----------

-----------     -----------
TOTAL
RETURN(b).................................
(21.02)%         (4.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).................    $19,520
$37,288
Average net assets
(000)........................    $31,945
$33,868
Ratios to average net assets:
   Total
expenses...............................
1.23%           1.12%(c)
   Operating expenses, including distribution

fees......................................
1.17%           1.12%(c)
   Operating expenses, excluding distribution

fees......................................
1.17%           1.12%(c)
   Net investment income
(loss).................        .39%
 .68%(c)

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information about
the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 1998
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective
investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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